Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Summary of income taxes

	Thousands of Yen
	2024	2023	2022
Income before income taxes	¥47,713	¥20,622	¥179,774
Income taxes
Current	98,228	7,209	30,809
Deferred	(188,706)	(101,636)	—
Total	¥(90,478)	¥(94,427)	¥30,809

Reconciliation of the differences between the effective income tax rates

	2024	2023	2022
Statutory tax rate	30.6%	34.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	97.5	1709.3	(32.7)
Nondeductible expenses	6.1	18.8	―
Inhabitant tax-per capita*	22.0	35.0	―
Difference in tax rate of subsidiary of the Company	13.8	―	―
Use of operating loss carryforwards	(358.2)	(1807.5)	―
Change in statutory tax rate	0.1	(448.1)	―
Other-net	(1.5)	0.0	19.2
Effective income tax rate	(189.6)%	(457.9)%	17.1%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees.

Temporary differences giving rise to the deferred tax assets and liabilities

	Thousands of Yen
	2024	2023
Deferred tax assets:
Accounts receivable-trade	¥13,485	¥15,234
Provision for bad debt	54,653	42,338
Goodwill	―	―
Accrued Vacation	22,456	22,624
Asset retirement obligation	129,523	119,049
Operating lease liability	712,836	725,716
Operating loss carryforwards	658,610	689,210
Other	39,621	52,553
Gross deferred tax assets	1,631,184	1,666,724
Valuation allowance	(497,169)	(662,100)
Total deferred tax assets	1,134,015	1,004,624

Deferred tax liabilities:
Property and equipment	(67,508)	(67,454)
Goodwill	(19,524)	(34,070)
Intangible assets	(48,837)	(78,137)
Right-of-use asset - operating lease	(712,107)	(722,724)
Acquisition Costs	―	―
Other	(157)	(604)
Total deferred tax liabilities	(848,133)	(902,988)
Net deferred tax assets	¥285,882	¥101,636

Operating loss carryforwards

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2025 and 2028	¥ ―
Between 2029 and 2032	1,122,082
2033 and thereafter	918,078
Total	¥2,040,160